Combined Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Feb. 01, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets
Cash	$ 368,461,000	$ 1,000	$ 267,454,000	$ 160,273,000	$ 151,382,000	$ 156,181,000	$ 83,897,000
Total assets	3,298,630,000	1,000	3,045,824,000		2,202,865,000
Shareholders' Equity
Common shares	1,063,000	10
Additional paid-in-capital	1,835,041,000	990
Total shareholders' equity	$ 1,834,359,000	$ 1,000